LORD ABBETT PRIVATE CREDIT FUND 1, LP

30 Hudson Street

Jersey City, NJ 07302

August 5, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re: Lord Abbett Private Credit Fund 1, LP – Registration Statement on Form 10

Ladies and Gentlemen:

Enclosed for filing on behalf of Lord Abbett Private Credit Fund 1, LP (the “Fund”) is the Fund’s registration of securities under the Securities Exchange Act of 1934 on Form 10 (“Registration Statement”).

Certain items required to be contained in the Registration Statement, including certain exhibits thereto, will be completed and filed in a subsequent filing to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 201-827-6890.

Very truly yours,

/s/ Matthew A. Press

Matthew A. Press

Vice President and Assistant Secretary

cc: Richard Horowitz

Dechert LLP